Private Placement (Details)		9 Months Ended	12 Months Ended
	Oct. 21, 2021 USD ($) D $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2022 USD ($) D shares
Private Placement
Number of shares per warrant		1	1
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	30		30
Obligation to redeem public shares if entity does not complete a business combination (as a percent)	100.00%	100.00%	100.00%
Private Placement Warrants
Private Placement
Sale of private placement units			675,000
Private placement
Private Placement
Sale of private placement units	675,000		675,000
Price of warrants | $ / shares	$ 10.00
Aggregate purchase price | $	$ 6,750,000		$ 6,750,000
Number of shares in a unit	1
Private placement | Private Placement Warrants
Private Placement
Sale of private placement units	675,000	506,250	506,250
Price of warrants | $ / shares	$ 10.00
Aggregate purchase price | $	$ 6,750,000
Number of shares in a unit			1
Number of shares per warrant	0.75		1